Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First American Funds Trust
Entity Central Index Key	0001890141
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class A
Trading Symbol	FAAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class D
Trading Symbol	FGDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class P
Trading Symbol	FPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class T
Trading Symbol	FTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class U
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class U
Trading Symbol	FGUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class U	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class V
Trading Symbol	FVIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class X
Trading Symbol	FGXXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Y
Trading Symbol	FGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Z
Trading Symbol	FGZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 93,379,194,783
Holdings Count | $ / shares	312
Advisory Fees Paid, Amount	$ 82,040,087
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class T
Trading Symbol	FIUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 1,218,300,985
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 1,581,714
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 1,218,300,985
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 1,581,714
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FAIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 1,218,300,985
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 1,581,714
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FPZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Net Assets	$ 1,218,300,985
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 1,581,714
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class A
Trading Symbol	FAPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Net Assets	$ 2,803,041,775
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 2,965,653
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class T
Trading Symbol	FEIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 2,803,041,775
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 2,965,653
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Net Assets	$ 2,803,041,775
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 2,965,653
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class X
Trading Symbol	FXRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 2,803,041,775
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 2,965,653
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FYRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 2,803,041,775
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 2,965,653
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FZRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Net Assets	$ 2,803,041,775
Holdings Count | $ / shares	133
Advisory Fees Paid, Amount	$ 2,965,653
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class A
Trading Symbol	FTAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Net Assets	$ 371,710,739
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 241,107
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class T
Trading Symbol	FTJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 371,710,739
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 241,107
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class V
Trading Symbol	FHIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Net Assets	$ 371,710,739
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 241,107
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Y
Trading Symbol	FFCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 371,710,739
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 241,107
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Z
Trading Symbol	FTZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 371,710,739
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 241,107
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class A
Trading Symbol	FATXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class D
Trading Symbol	FTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class P
Trading Symbol	FUPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class T
Trading Symbol	FTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class V
Trading Symbol	FLIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class X
Trading Symbol	FXFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Y
Trading Symbol	FOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Z
Trading Symbol	FUZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 45,109,887,853
Holdings Count | $ / shares	96
Advisory Fees Paid, Amount	$ 48,007,355
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class A
Trading Symbol	FOEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Net Assets	$ 6,094,272,482
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 5,156,617
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class D
Trading Symbol	FODXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Net Assets	$ 6,094,272,482
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 5,156,617
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class T
Trading Symbol	FTKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Net Assets	$ 6,094,272,482
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 5,156,617
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class V
Trading Symbol	FUIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Net Assets	$ 6,094,272,482
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 5,156,617
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	FOYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 6,094,272,482
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 5,156,617
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Z
Trading Symbol	FOZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Net Assets	$ 6,094,272,482
Holdings Count | $ / shares	50
Advisory Fees Paid, Amount	$ 5,156,617
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html